SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Net revenue	$ 0	$ 1,098,591	$ 607,687	$ 2,989,108	$ 1,345,463	$ 2,154,777
Product Sales [Member]
Net revenue		1,075,494	588,902	2,936,306	1,259,162
Service Revenue/Other [Member]
Net revenue		$ 23,097	$ 18,785	$ 52,802	$ 86,301